Summary of significant accounting policies (Detail) - Significant subsidiaries	12 Months Ended
Dec. 31, 2017
Nevsun Africa (Barbados) Ltd. [Member]
Statement Line Items [Line Items]
Subsidiary Name	Nevsun Africa (Barbados) Ltd.
Country of incorporation	Barbados
Nevsun's effective interest	100.00%
Bisha Mining Share Company [Member]
Statement Line Items [Line Items]
Subsidiary Name	Bisha Mining Share Company
Country of incorporation	Eritrea
Nevsun's effective interest	60.00%
Rakita Exploration d.o.o. Beograd [Member]
Statement Line Items [Line Items]
Subsidiary Name	Rakita Exploration d.o.o. Beograd
Country of incorporation	Serbia
Rakita Exploration d.o.o. Beograd [Member] | Upper Zone [Member]
Statement Line Items [Line Items]
Nevsun's effective interest	100.00%
Rakita Exploration d.o.o. Beograd [Member] | Lower Zone [Member]
Statement Line Items [Line Items]
Nevsun's effective interest	60.40%